Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
REVENUES	$ 1,840,096	$ 1,429,765
EXPENSES
OPERATING	1,094,067	839,973
SELLING, GENERAL AND ADMINISTRATION	218,600	192,865
RESTRUCTURING	1,609	5,180
GOODWILL IMPAIRMENT	360,557	0
AMORTIZATION	257,066	207,666
NET GAIN ON SALE OF CAPITAL ASSETS	(3,412)	(414)
OPERATING (LOSS) INCOME	(88,391)	184,495
INTEREST ON LONG-TERM DEBT	62,086	48,786
NET FOREIGN EXCHANGE (GAIN) LOSS	(73)	47
NET GAIN ON FINANCIAL INSTRUMENTS	(4,984)	(5,493)
OTHER EXPENSES	872	3,210
(LOSS) INCOME BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	(146,292)	137,945
INCOME TAX EXPENSE
Current	47,433	36,248
Deferred	2,315	19,410
Total Income Tax Expense	49,748	55,658
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	96	118
NET (LOSS) INCOME	(196,136)	82,169
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(12,520)	37,012
Derivatives designated as cash flow hedges, net of income tax $3,117 (2010 - ($1,217))	(5,790)	2,211
Settlement of derivatives designated as cash flow hedges, net of income tax ($646) (2010 - $46)	1,201	(86)
COMPREHENSIVE (LOSS) INCOME	(213,245)	121,306
NET (LOSS) INCOME - CONTROLLING INTEREST	(196,136)	74,105
NET INCOME - NON-CONTROLLING INTEREST	0	8,064
COMPREHENSIVE (LOSS) INCOME - CONTROLLING INTEREST	(213,245)	110,173
COMPREHENSIVE INCOME - NON-CONTROLLING INTEREST	$ 0	$ 11,133
Net (loss) income per weighted average share, basic	$ (1.63)	$ 0.77
Net (loss) income per weighted average share, diluted	$ (1.63)	$ 0.76
Weighted average number of shares outstanding (thousands), basic	120,683	96,451
Weighted average number of shares outstanding (thousands), diluted	120,683	107,479